Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2026
Accounting Policies [Abstract]
Schedule of new accounting pronouncements and changes in accounting principles
New Accounting Standards
Presented in the table below is the new accounting standard that was adopted by the Company in 2026:

Standard	Description	Date of Adoption	Application	Effect on the Consolidated Financial Statements
Induced Conversions of Convertible Debt Instruments	The guidance in this standard clarifies the requirements for determining whether to account for certain settlements of convertible debt instruments as induced conversions or extinguishments. The guidance requires an entity to account for a settlement as an induced conversion if the inducement offer includes the issuance of all of the consideration issuable under the conversion privileges provided in the terms of the existing convertible debt instrument.	January 1, 2026	Prospective	The standard did not have an impact on the Consolidated Financial Statements.

Presented in the table below are recently issued accounting standards that have not yet been adopted by the Company as of September 30, 2026; recently issued accounting standards not presented below were determined to be not applicable, or not material, to the Company:

Standard	Description	Date of Adoption	Application	Effect on the Consolidated Financial Statements
Income Statement Disaggregation	The guidance in this standard enhances disclosures related to income statement expenses to further disaggregate expenses in the footnotes to the financial statements. The standard requires disaggregation of any relevant expense caption presented on the face of the income statement that contains the following expense categories: purchases of inventory, employee compensation, depreciation, intangible asset amortization, and depletion. Further, the standard requires disclosure of the total amount and the entity’s definition of selling expenses.	Annual periods beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027	Prospective, with retrospective application also permitted	The Company is evaluating the impact on its Consolidated Financial Statements and the timing of adoption.

Accounting for Internal-Use Software	The guidance in this standard removes all reference to prescriptive and sequential software development stages, requiring an entity to start capitalizing software costs when the following criteria are both met: (i) management has authorized and committed to funding the software project and (ii) it is probable that the project will be completed and the software will be used to perform the function intended. Further, the standard requires disclosure for all capitalized internal-use
software costs and removes the requirement for intangibles disclosures for capitalized internal-use
	software.	Annual periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods	Prospective, with a modified transition or retrospective application also permitted	The Company is evaluating the impact on its Consolidated Financial Statements and the timing of adoption.

Accounting for Government Grants Received by Business Entities	Introduces authoritative GAAP guidance for accounting and disclosure of government grants received by business entities, addressing the previous lack of specific guidance and reducing diversity in practice. The standard requires grants to be recognized when compliance with conditions is probable and receipt is likely, and allows presentation either as deferred income or as a reduction of related costs.	Annual periods beginning after December 15, 2028, and interim reporting periods within those annual reporting periods	Modified prospective, modified retrospective, or retrospective applications are permitted	The Company is evaluating the impact on its Consolidated Financial Statements and the timing of adoption.

Environmental Credits and Environmental Credit Obligations	Establishes a comprehensive and consistent accounting model for environmental credits and related compliance obligations, an area that previously relied on diverse GAAP analogies. The standard requires entities to recognize environmental credits as assets (measured at cost by default) and to recognize environmental credit obligations as liabilities when incurred based on regulatory or contractual requirements. The standard also clarifies that credits and obligations are accounted for separately, even if they economically offset, and introduces enhanced disclosure requirements about the nature, measurement, and activity of these balances.	Annual periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods	Retrospective	The Company is evaluating the impact on its Consolidated Financial Statements and the timing of adoption.

Schedule of restrictions on cash and cash equivalents
Presented in the table below is a reconciliation of the cash and cash equivalents and restricted funds amounts as presented on the Consolidated Balance Sheets to the sum of such amounts presented on the Consolidated Statements of Cash Flows for the periods ended September 30:

	2026	2025
Cash and cash equivalents	$121	$166
Restricted funds	16	11
Restricted funds included in other long-term assets	18	32

Cash, cash equivalents and restricted funds as presented on the Consolidated Statements of Cash Flows	$155	$209

Schedule of allowance for uncollectible accounts
Presented in the table below are the changes in the allowance for uncollectible accounts for the nine months ended September 30:

	2026	2025
Balance as of January 1	$(58)	$(53)
Amounts charged to expense	(39)	(36)
Amounts written off	29	31

Balance as of September 30	$(68)	$(58)